Note 24 - Share-based Payments (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of indirect measurement of fair value of goods or services received, share options granted during period [text block]
In R$, except when otherwise indicated	2019	(i)	2018	(i)	2017	(i)

Fair value of options granted	4.50		5.62		6.51
Share price	17.66		18.04		19.80
Exercise price	17.66		18.04		19.80
Expected volatility	23.8%		26.2%		26.7%
Vesting year	5		5		5
Expected dividends	5%		5%		5%
Risk-free interest rate	7.8	% (ii)	9.6	% (ii)	10.1	% (ii)

Disclosure of the number of share options [text block]
Thousand options	2019	2018	2017

Options outstanding at January 1 st	141,328	135,221	131,244
Options issued during the period	24,593	19,899	20,435
Options exercised during the period	(7,849)	(9,988)	(13,548)
Options forfeited during the period	(16,336)	(3,804)	(2,910)
Options outstanding at ended year	141,736	141,328	135,221

Disclosure of weighted average exercise prices of share options [text block]
In R$ per share	2019	2018	2017

Options outstanding at January 1 st	16.16	15.27	13.87
Options issued during the period	18.05	18.04	19.82
Options forfeited during the period	21.24	18.55	17.88
Options exercised during the period	9.07	7.47	5.81
Options outstanding at the end of the period	18.53	16.16	15.27
Options exercisable at the end of the period	19.12	2.25	3.78

Disclosure of number and weighted average exercise prices of other equity instruments [text block]
Thousand deferred shares	2019	2018	2017

Deferred shares outstanding at January 1 st	12,308	16,300	19,260
New deferred shares during the period	208	426	794
Deferred shares granted during the period	(4,167)	(3,429)	(2,874)
Deferred shares forfeited during the period	(423)	(989)	(880)
Deferred shares outstanding at the end of the year	7,926	12,308	16,300
Thousand deferred shares	2019	2018	2017

Restricted shares outstanding at January 1st	12,656	–	–
New restricted shares during the period	11,838	13,055	–
Restricted shares granted during the period	–	(296)	–
Restricted shares forfeited during the period	(658)	(103)	–
Deferred shares outstanding at the end of the year	23,836	12,656	–